Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Dividend Growth Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	trpdgfi_SupplementTextBlock	T. Rowe Price Dividend Growth Fund

T. Rowe Price Dividend Growth Fund–Advisor Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated August 16, 2013.

On October 22, 2013, the Dividend Growth Fund's shareholders approved the proposed amendment to the fund's investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks dividend income and long-term capital growth primarily through investments in stocks.
In connection with the investment objective change, the first sentence of the first paragraph under "Principal Investment Strategies" is replaced with the following:
The fund will normally invest at least 65% of its total assets in stocks, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time.

T. Rowe Price Dividend Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpdgfi_SupplementTextBlock	T. Rowe Price Dividend Growth Fund

T. Rowe Price Dividend Growth Fund–Advisor Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated August 16, 2013.

On October 22, 2013, the Dividend Growth Fund's shareholders approved the proposed amendment to the fund's investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks dividend income and long-term capital growth primarily through investments in stocks.
In connection with the investment objective change, the first sentence of the first paragraph under "Principal Investment Strategies" is replaced with the following:
The fund will normally invest at least 65% of its total assets in stocks, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time.